Related Party Transactions	12 Months Ended
Dec. 31, 2023
Disclosure of related party [Abstract]
Related Party Transactions
33. RELATED PARTY TRANSACTIONS

The Company’s related parties include its subsidiaries, associates over which it exercises significant influence, and key management personnel. Transactions with the Company's subsidiaries have been eliminated on consolidation. Maverix ceased to be a related party after March 31, 2022 when the Company determined that it no longer held significant influence (Note 16). There were no other related party transactions for the years ended December 31, 2023 and 2022.
Compensation of key management personnel
Key management personnel compensation is comprised of:

	2023	2022
Short-term employee benefits (1)	$9.9	$11.7
Post-employment benefits (2)	1.3	1.0
Share-based payments (3)	4.4	2.3
	$15.6	$15.0
(1)Includes annual salary and short-term incentives, RSUs, and PSUs paid by the Company.
(2)Includes annual contributions to retirement savings plans made by the Company.
(3)Includes annual stock option and compensation shares.